Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 42,557,621	$ 78,713,885
Trade and other receivables	8,158,174	3,564,333
Inventory	1,383,904	2,000,808
Prepayments	1,700,788	1,859,797
Escrow reserves	1,452,187	794,500
Assets classified as held for sale	2,044,673	2,219,952
Total current assets	57,297,347	89,153,275
Non-current assets [abstract]
Property, plant and equipment	149,310,343	139,793,447
Investment securities at fair value through profit or loss		16,666,665
Right-of-use assets	6,356,771	4,484,521
Intangible assets and goodwill	11,975,024	11,990,309
Other assets	1,156,056	1,254,826
Total non-current assets	168,798,194	174,189,768
Total assets	226,095,541	263,343,043
Current liabilities
Trade and other payables	8,524,141	5,760,061
Contract liabilities	126,056	285,221
Lease liabilities	522,297	345,933
Derivative financial instruments	5,368,624	866,278
Borrowings	31,668,810	29,895,899
Current tax liabilities	31,966	107,458
Total current liabilities	46,241,894	37,260,850
Non-current liabilities
Contract liabilities	3,000,000	3,000,000
Lease liabilities	6,488,119	4,479,627
Borrowings	32,775,271	34,666,291
Total non-current liabilities	42,263,390	42,145,918
Total liabilities	88,505,284	79,406,768
Net assets	137,590,257	183,936,275
EQUITY
Contributed equity	367,537,075	338,425,286
Reserves	29,723,162	30,358,828
Accumulated losses	(259,669,980)	(184,847,839)
Total equity	$ 137,590,257	$ 183,936,275